COMMITMENTS AND CONTINGENCIES (Environmental and Litigation Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Beginning Balance	$ 270	$ 265	$ 255
Payments	(35)	(53)	(53)
Accretion	5	6	11
Adjustments to liabilities recognized	31	52	52
Ending Balance	$ 271	$ 270	$ 265